Related Party Transactions and Arrangements	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions and Arrangements
Related Party Transactions and Arrangements
As of September 30, 2016 and December 31, 2015, American Finance Special Limited Partner, LLC (the "Special Limited Partner"), an entity controlled by the Sponsor, owned 8,888 shares of the Company's outstanding common stock and 90 units of limited partner interests in the OP ("OP Units"). After holding the OP Units for a period of one year, or upon liquidation of the OP or sale of substantially all of the assets of the OP, holders of OP Units have the right to convert OP Units for the cash value of a corresponding number of shares of the Company's common stock or, at the option of the OP, a corresponding number of shares of the Company's common stock, in accordance with the limited partnership agreement of the OP. The remaining rights of the limited partner interests are limited, however, and do not include the ability to replace the general partner or to approve the sale, purchase or refinancing of the OP's assets.
Realty Capital Securities, LLC (the "Former Dealer Manager") served as the dealer manager of the IPO. American National Stock Transfer, LLC ("ANST"), a subsidiary of the parent company of the Former Dealer Manager, provided other general professional services through January 2016. RCS Capital Corporation ("RCAP"), the parent company of the Former Dealer Manager and certain of its affiliates that provided services to the Company, filed for Chapter 11 bankruptcy protection in January 2016, prior to which it was under common control with the Sponsor. In May 2016, RCAP and its affiliated debtors emerged from bankruptcy under the new name, Aretec Group, Inc.
Fees and Participations Incurred in Connection With the Operations of the Company
On April 29, 2015, the independent directors of the board of directors unanimously approved certain amendments to the Amended and Restated Advisory Agreement, as amended (the "Original A&R Advisory Agreement"), by and among the Company, the OP and the Advisor (the "Second A&R Advisory Agreement"). The Second A&R Advisory Agreement, which superseded the Original A&R Advisory Agreement, took effect on July 20, 2015, the date on which the Company filed certain changes to the Company's Articles of Amendment and Restatement, which were approved by the Company's stockholders on June 23, 2015. The initial term of the Second A&R Advisory Agreement is 20 years beginning on April 29, 2015, and is automatically renewable for another 20-year term upon each 20-year anniversary unless terminated by the board of directors for cause.
Prior to January 16, 2016, the Advisor was paid an acquisition fee equal to 1.0% of the contract purchase price of each acquired property and 1.0% of the amount advanced for a loan or other investment. The Advisor also has been and may continue to be reimbursed for costs it incurs in providing investment-related services, or "insourced expenses." These insourced expenses may not exceed, 0.5% of the contract purchase price of each acquired property and 0.5% of the amount advanced for a loan or other investment. Additionally, the Company has paid and may continue to pay third party acquisition expenses. The aggregate amount of acquisition fees and financing coordination fees (as described below) were not to exceed 1.5% of the contract purchase price and the amount advanced for a loan or other investment for all the assets acquired. The Second A&R Advisory Agreement terminated the acquisition fee and financing coordination fee (both as defined in the Second A&R Advisory Agreement) effective January 16, 2016. As of January 16, 2016, aggregate acquisition fees and financing coordination fees did not exceed the 1.5% threshold. Further, the total of all acquisition fees, acquisition expenses and any financing coordination fees payable was not to exceed 4.5% of the Company's total portfolio contract purchase price or 4.5% of the amount advanced for the Company's total portfolio of loans or other investments. As of January 16, 2016, the total of all cumulative acquisition fees, acquisition expenses and financing coordination fees did not exceed the 4.5% threshold.
Additionally, prior to January 16, 2016, if the Advisor provided services in connection with the origination or refinancing of any debt that the Company obtained and used to acquire properties or to make other permitted investments, or that was assumed, directly or indirectly, in connection with the acquisition of properties, the Company paid the Advisor a financing coordination fee equal to 0.75% of the amount available and/or outstanding under such financing, subject to certain limitations.
Prior to April 15, 2015, in connection with asset management services provided by the Advisor, the Company issued to the Advisor an asset management subordinated participation by causing the OP to issue (subject to periodic approval by the board of directors) to the Advisor performance-based restricted, forfeitable partnership units of the OP designated as "Class B Units." The Class B Units were intended to be profit interests and will vest, and no longer be subject to forfeiture, at such time as: (a) the value of the OP's assets plus all distributions made equals or exceeds the total amount of capital contributed by investors plus a 6.0% cumulative, pretax, non-compounded annual return thereon (the "economic hurdle"); (b) any one of the following events occurs concurrently with or subsequently to the achievement of the economic hurdle described above: (i) a listing; (ii) a transaction to which the Company or the OP is a party, as a result of which OP Units or the Company's common stock are exchanged for, or converted into, the right, or the holders of such securities are otherwise entitled, to receive cash, securities or other property or any combination thereof; or (iii) the termination of the advisory agreement without cause; and (c) the Advisor pursuant to the advisory agreement is providing services to the Company immediately prior to the occurrence of an event of the type described in clause (b) above, unless the failure to provide such services is attributable to the termination without cause of the advisory agreement by an affirmative vote of a majority of the Company's independent directors after the economic hurdle described above has been met. Unvested Class B Units will be forfeited immediately if: (x) the advisory agreement is terminated for any reason other than a termination without cause; or (y) the advisory agreement is terminated without cause by an affirmative vote of a majority of the board of directors before the economic hurdle described above has been met.
The Class B Units were issued to the Advisor quarterly in arrears pursuant to the terms of the limited partnership agreement of the OP. The number of Class B Units issued in any quarter was equal to the cost of the Company's assets multiplied by 0.1875%, divided by the value of one share of common stock as of the last day of such calendar quarter, which was initially equal to $22.50 (the initial offering price in the IPO minus selling commissions and dealer manager fees) and, as of the Initial NAV Pricing Date, to Estimated Per-Share NAV. On April 15, 2015, the Company's board of directors approved an amendment (the "Amendment") to the Original A&R Advisory Agreement, which, among other things, provided that, effective as of April 15, 2015 until July 20, 2015:

(i)
for any period commencing on or after April 1, 2015, the Company paid the Advisor or its assignees as compensation for services rendered in connection with the management of the Company’s assets an Asset Management Fee (as defined in the Original A&R Advisory Agreement) equal to 0.75% per annum of the Cost of Assets (as defined in the Original A&R Advisory Agreement);

(ii)	such Asset Management Fee was payable monthly in arrears in cash, in shares of common stock, or a combination of both, the form of payment determined in the sole discretion of the Advisor; and

(iii)	the Company would not cause the OP to issue any Class B Units in respect of periods subsequent to March 31, 2015.
As of September 30, 2016, in aggregate, the Company's board of directors had approved the issuance of 1,052,420 Class B Units to the Advisor in connection with the arrangement described above. As of September 30, 2016, the Company could not determine the probability of achieving the performance condition, as such, no expense was recognized in connection with this arrangement during the three and nine months ended September 30, 2016 and 2015. The Advisor receives distributions on unvested Class B Units equal to the distribution amount received on the same number of shares of the Company's common stock. Such distributions on issued Class B Units are included in general and administrative expenses in the consolidated statements of operations and comprehensive loss. As stated above, pursuant to the Amendment, the OP will not issue any further Class B Units. The changes made pursuant to the Amendment were incorporated into the Agreement of Limited Partnership of the OP (the "OP Agreement") through a Third Amendment to the OP Agreement, which was approved by the board of directors and entered into on April 29, 2015.
Effective July 20, 2015, the Second A&R Advisory Agreement requires the Company to pay the Advisor a base management fee. Effective October 1, 2015, the fixed portion of the base management fee, which is equal to $1.5 million per month, is payable on the first business day of each month, while the variable portion of the base management fee, which is equal to 0.375% of the cumulative net proceeds of any equity raised subsequent to the potential Listing, is payable quarterly in arrears. Base management fees are included in asset management fees to related party on the consolidated statements of operations and comprehensive loss for the three and nine months ended September 30, 2016 and 2015.
In addition, the Second A&R Advisory Agreement requires the Company to pay the Advisor a variable management fee equal to (x) 15.0% of the applicable quarter's Core Earnings (as defined below) per share in excess of $0.375 per share plus (y) 10.0% of the applicable quarter's Core Earnings per share in excess of $0.50 per share, in each case as adjusted for changes in the number of shares of common stock outstanding. Core Earnings are defined as, for the applicable period, GAAP net income or loss excluding non-cash equity compensation expense, the variable management fee, acquisition and transaction related fees and expenses, financing related fees and expenses, depreciation and amortization, realized gains and losses on the sale of assets, any unrealized gains, losses or other non-cash items recorded in net loss for the period, regardless of whether such items are included in other comprehensive income or loss, or in net income, one-time events pursuant to changes in GAAP and certain non-cash charges, impairment losses on real estate related investments and other than temporary impairment of securities, amortization of deferred financing costs, amortization of tenant inducements, amortization of straight-line rent, amortization of market lease intangibles, provision for loss loans, and other non-recurring revenue and expenses. The Company did not incur a variable management fee during the three and nine months ended September 30, 2016 and 2015.
The Company reimburses the Advisor's costs of providing administrative services, but may not reimburse the Advisor for personnel costs in connection with services for which the Advisor receives acquisition fees, acquisition expenses or real estate commissions. During the three and nine months ended September 30, 2016, the Company incurred $0.8 million and $2.2 million of reimbursement expenses from the Advisor for providing administrative services. During the three and nine months ended September 30, 2015, the Company incurred $0.4 million of reimbursements from the Advisor for providing administrative services. These reimbursements are included in general and administrative expense on the consolidated statements of operations and comprehensive loss.
In order to improve operating cash flows and the ability to pay distributions from operating cash flows, the Advisor may elect to forgive certain fees. Because the Advisor may forgive certain fees, cash flows from operations that would have been paid to the Advisor may be available to pay distributions to stockholders. The fees that are forgiven are not deferrals and, accordingly, will not be paid to the Advisor. In certain instances, to improve the Company's working capital, the Advisor may elect to absorb a portion of the Company's general and administrative costs or property operating costs. No such fees were forgiven or costs were absorbed by the Advisor during the three and nine months ended September 30, 2016 and 2015.
The following table details amounts incurred and payable to related parties in connection with the operations-related services described above as of and for the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,		Payable as of
(In thousands)	2016	2015	2016	2015	September 30, 2016	December 31, 2015
One-time fees and reimbursements:
Acquisition fees and related cost reimbursements (1)	$—	$1,330	$—	$1,330	$—	$—
Financing coordination fees	—	4,913	—	4,913	—	—
Ongoing fees:
Asset management fees	4,500	4,413	13,500	8,509	—	—
Professional fees and other reimbursements (2)	780	1,007	2,303	2,555	534	541
Distributions on Class B Units (2)	436	438	1,300	1,135	142	—
Total related party operation fees and reimbursements	$5,716	$12,101	$17,103	$18,442	$676	$541
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(1)
Acquisition fees and expenses from related parties of $0.9 million were recognized in acquisition and transaction related expense on the consolidated statement of operations and comprehensive loss for three and nine months ended September 30, 2015. In addition, over the same periods, the Company capitalized $0.4 million of acquisition expenses to the Company's consolidated balance sheet, which are amortized over the life of each investment using the effective interest method. No acquisition expenses were capitalized during the three and nine months ended September 30, 2016.

(2)	These costs are included in general and administrative expense on the consolidated statements of operations and comprehensive loss.
During the nine months ended September 30, 2016, the Company incurred $1.3 million of cost reimbursements from the Advisor for lease commissions relating to the execution of new SunTrust leases. The lease commissions are included in deferred costs, net on the consolidated balance sheet as of September 30, 2016, and are amortized over the terms of the respective leases. No such costs were incurred during the three months ended September 30, 2016 or the three and nine months ended September 30, 2015.
The predecessor to the Sponsor was party to a services agreement with RCS Advisory Services, LLC, a subsidiary of the parent company of the Former Dealer Manager ("RCS Advisory"), pursuant to which RCS Advisory and its affiliates provided the Company and certain other companies sponsored by AR Global with services (including, without limitation, transaction management, compliance, due diligence, event coordination and marketing services, among others) on a time and expenses incurred basis or at a flat rate based on services performed. The predecessor to AR Global instructed RCS Advisory to stop providing such services in November 2015 and no services have since been provided by RCS Advisory.
The Company was also party to a transfer agency agreement with ANST, pursuant to which ANST provided the Company with transfer agency services (including broker and stockholder servicing, transaction processing, year-end IRS reporting and other services), and supervisory services overseeing the transfer agency services performed by DST Systems, Inc., a third-party transfer agent ("DST"). The Sponsor received written notice from ANST on February 10, 2016 that it would wind down operations by the end of the month and would withdraw as the transfer agent effective February 29, 2016. On February 26, 2016, the Company entered into a definitive agreement with DST to provide the Company directly with transfer agency services (including broker and stockholder servicing, transaction processing, year-end IRS reporting and other services).
Fees Incurred in Connection with the Liquidation or Listing of the Company's Real Estate Assets
In connection with the Listing, the Company, as the general partner of the OP, would cause the OP to issue a note (the "Listing Note") to the Special Limited Partner to evidence the OP's obligation to distribute to the Special Limited Partner an aggregate amount (the "Listing Amount") equal to 15.0% of the difference (to the extent the result is a positive number) between:

•
the sum of (i) the "market value" (as defined in the Listing Note) of the Company's common stock plus (ii) the sum of all distributions or dividends (from any source) paid by the Company to its stockholders prior to the Listing; and

•
the sum of (i) the total raised in the IPO and under the DRIP prior to the Listing ("Gross Proceeds") plus (ii) the total amount of cash that, if distributed to those stockholders who purchased shares of common stock in the IPO and under the DRIP, would have provided those stockholders a 6.0% cumulative, non-compounded, pre-tax annual return (based on a 365-day year) on the gross proceeds.

The "market value" used to calculate the Listing Amount will not be determinable until the end of a measurement period, the period of 30 consecutive trading days, commencing on the 180th day following the Listing, unless another liquidity event, such as a merger, occurs prior to the end of the measurement period. If another liquidity event occurs prior to the end of the measurement period, the Listing Note provides for appropriate adjustment to the calculation of the Listing Amount.
The Special Limited Partner will have the right to receive distributions of "Net Sales Proceeds," as defined in the Listing Note, until the Listing Note is paid in full; provided that, the Special Limited Partner has the right, but not the obligation, to convert the entire Special Limited Partner interest into OP Units. OP Units are convertible into shares of the Company's common stock in accordance with the terms governing conversion of OP Units into shares of common stock and contained in the Second Amended and Restated Agreement of Limited Partnership of the OP by the Company, as general partner of its OP, with the limited partners party thereto (the "Second A&R OP Agreement"), which will be entered into at Listing.
On April 29, 2015, the board of directors authorized the execution, in conjunction with the potential Listing, the Second A&R OP Agreement to conform more closely with agreements of limited partnership of other operating partnerships controlled by real estate investment trusts whose securities are publicly traded and listed, and to add long term incentive plan units ("LTIP Units") as a new class of units of limited partnership in the OP to the existing common units ("OP Units"). The Company may at any time cause the OP to issue LTIP Units pursuant to an outperformance agreement. On April 29, 2015, the board of directors approved the general terms of a Multi-Year Outperformance Agreement to be entered into with the Company, the OP and the Advisor in connection with the Listing.
The Advisor was paid a brokerage commission on the sale of property, not to exceed the lesser of 2.0% of the contract sale price of the property and one-half of the total brokerage commission paid, if a third party broker was also involved; provided, however, that in no event could the real estate commissions paid to the Advisor, its affiliates and unaffiliated third parties exceed the lesser of 6.0% of the contract sales price and a reasonable, customary and competitive real estate commission, in each case, payable to the Advisor if the Advisor or its affiliates, as determined by a majority of the independent directors, provided a substantial amount of services in connection with the sale. During the nine months ended September 30, 2016, the Company incurred $0.6 million of real estate commissions from the Advisor for its services in connection with the sale of real estate investments. The impact of the real estate commissions is included in gain on sale of real estate investments on the consolidated statements of operations and comprehensive loss for the nine months ended September 30, 2016. No such commissions were incurred during the three months ended September 30, 2016 or the three and nine months ended September 30, 2015. The Second A&R Advisory Agreement terminated the brokerage commission to the Advisor.
Related Party Agreements Executed in Connection with the Mergers
On September 6, 2016, the Company entered into an amendment of the Second A&R Advisory Agreement (the "Third A&R Advisory Agreement"), which will become effective upon the Effective Time. Under the Third A&R Advisory Agreement, the fixed portion of the base management fee will increase from $18.0 million annually to (i) $21.0 million annually for the first year following the Effective Time; (ii) $22.5 million annually for the second year following the Effective Time; and (iii) $24.0 million annually for the remainder of the term. If the Company acquires (whether by merger, consolidation or otherwise) any REIT, other than RCA, that is advised by an entity that is wholly-owned, directly or indirectly, by AR Global, other than any joint ventures, (a "Specified Transaction") the fixed portion of the base management fee will be increased by an amount equal to the consideration paid for the acquired company's equity multiplied by 0.0031, 0.0047 and 0.0062 for years one, two and three and thereafter, respectively, following the Specified Transaction. The variable portion of the base management fee will change from a quarterly fee equal to 0.375% of the cumulative net proceeds of any equity raised after the Company lists its common stock on a national securities exchange to a monthly fee equal to one-twelfth of 1.25% of the cumulative net proceeds of any equity raised by the Company or its subsidiaries from and after the Effective Time.
Under the Third A&R Advisory Agreement, the Company will have the right to internalize the services and terminate the Advisory Agreement, referred to as an “internalization,” after January 1, 2018 as long as (1) more than 67% of the Company’s independent directors approve the internalization; (2) the Company provides written notice to the Advisor; and (3) the Company pays the Advisor a fee equal to (a) $15.0 million plus (b) either (x) if the internalization occurs on or before December 31, 2028, the Subject Fees (defined below) multiplied by 4.5 or (y) if the internalization occurs on or after January 1, 2029, the Subject Fees multiplied by 3.5 plus (c)(x) 1% of the purchase price (excluding the portion of the purchase price funded with equity proceeds raised prior to the end of the fiscal quarter in which the notice of election occurs) of each acquisition or merger that occurs between the end of the fiscal quarter in which notice is given and the internalization and (y) without duplication, 1% of the amount of new equity raised by the Company between the end of the fiscal quarter in which notice is given and the internalization. Subject Fees means (I) (A) all amounts payable pursuant to the Advisory Agreement and the Property Management Agreement for the fiscal quarter in which notice occurs multiplied by (B) four plus (II) without duplication, the annual increase in the base management fee resulting from the amount of new equity raised by the Company within the fiscal quarter in which notice occurs, as described above.
On September 6, 2016, the Company entered into an amendment to the agreement of limited partnership of the OP (the “A&R OP Agreement”), which will become effective upon the Effective Time. The A&R OP Agreement makes certain changes to the provisions of the partnership agreement relating to (a) distributions of net sales proceeds and the Termination Note (as defined in the A&R OP Agreement) issuable on termination of the Third A&R Advisory Agreement to address the issuance of shares of the Company’s common stock pursuant to the Merger and in future transactions; (b) internalization of the Advisor’s services after the Effective Time pursuant to the conditions in the Third A&R Advisory Agreement; and (c) certain matters related to changes in the Third A&R Advisory Agreement.
On September 6, 2016, the Company entered into an amended and restated property management and leasing agreement (the “Property Management Agreement”) with the Property Manager in respect of (1) the properties owned by the Company prior to the Merger and (2) any double- and triple-net leased single tenant properties acquired by the Company after the Effective Time and during the term of the Property Management Agreement (collectively, the “Company Properties” and together with the Target Properties, the “Properties”). The Property Management Agreement will become effective at the Effective Time and will be of no force or effect in the event the Merger Agreement is terminated prior to the Merger being consummated.
The Property Management Agreement provides that the Property Manager will be entitled to a management fee equal to 4% of the gross rental receipts from properties currently owned by RCA (“Target Properties”), including common area maintenance reimbursements, tax and insurance reimbursements, percentage rental payments, utility reimbursements, late fees, vending machine collections, service charges, rental interruption insurance, and a 15% administrative charge for common area expenses.
In addition, the Property Manager will be entitled to transition fees of up to $2,500 for each Target Property managed, a construction fee equal to 6% of construction costs incurred, if any, and reimbursement of all expenses specifically related to the operation of a Target Property, including compensation and benefits of property management, accounting, lease administration, executive and supervisory personnel of the Property Manager, and excluding expenses of the Property Manager’s corporate and general management office and excluding compensation and other expenses applicable to time spent on matters other than the Target Properties.
The Property Management Agreement has an initial term ending October 1, 2018, with automatic renewal for successive one-year terms unless terminated 60 days prior to the end of a term or terminated for cause due to material breach of the agreement, fraud, criminal conduct or willful misconduct, insolvency or bankruptcy of the Property Manager.

Note 12 — Related Party Transactions and Arrangements
As of December 31, 2015 and 2014, American Finance Special Limited Partner, LLC (the "Special Limited Partner"), an entity controlled by the Sponsor, owned 8,888 shares of the Company's outstanding common stock and 90 units of limited partner interests in the OP ("OP Units"). After holding the OP Units for a period of one year, or upon liquidation of the OP or sale of substantially all of the assets of the OP, holders of OP Units have the right to convert OP Units for the cash value of a corresponding number of shares of the Company's common stock or, at the option of the OP, a corresponding number of shares of the Company's common stock, in accordance with the limited partnership agreement of the OP. The remaining rights of the limited partner interests are limited, however, and do not include the ability to replace the general partner or to approve the sale, purchase or refinancing of the OP's assets.
Fees Paid in Connection with the IPO
The Former Dealer Manager was entitled to receive fees and compensation in connection with the sale of the Company's common stock in the IPO. The Former Dealer Manager received selling commissions of up to 7.0% of gross offering proceeds before reallowance of commissions earned by participating broker-dealers. In addition, the Former Dealer Manager received up to 3.0% of the gross proceeds from the sale of shares of common stock, before reallowance to participating broker-dealers, as a dealer manager fee. The Former Dealer Manager was permitted to reallow its dealer manager fee to such participating broker-dealers, based on such factors as the volume of shares sold by respective participating broker-dealers and marketing support incurred as compared to those of other participating broker-dealers. The following table details total selling commissions and dealer manager fees incurred from and due to the Former Dealer Manager as of and for the periods presented:

	Year Ended December 31,			Period from January 22, 2013 (date of inception) to December 31, 2013	Payable (Receivable) as of December 31,
(In thousands)	2015	2014			2015	2014
Total commissions and fees from the Former Dealer Manager	$—	$(3)	(1)	$143,009	$—	$(13)	(1)
_________________________________

(1)
During the year ended December 31, 2014, the Company incurred reimbursement of selling commissions and dealer manager fees as a result of share purchase cancellations related to common stock sales prior to the close of the IPO.

The Advisor and its affiliates received fees and expense reimbursements for services relating to the IPO. The Company utilized transfer agent services provided by an affiliate of the Former Dealer Manager. All offering costs related to the IPO incurred by the Company or its affiliated entities on behalf of the Company were charged to additional paid-in capital on the accompanying consolidated balance sheets. The following table details offering costs and reimbursements incurred from and due to the Advisor and Former Dealer Manager as of and for the periods presented:

	Year Ended December 31,		Period from January 22, 2013 (date of inception) to December 31, 2013	Payable as of December 31,
(In thousands)	2015	2014		2015	2014
Fees and expense reimbursements from the Advisor and Former Dealer Manager	$—	$(253)	$30,482	$—	$—

Fees Paid in Connection With the Operations of the Company
On April 29, 2015, the independent directors of the board of directors unanimously approved certain amendments to the Amended and Restated Advisory Agreement, as amended (the "Original A&R Advisory Agreement"), by and among the Company, the OP and the Advisor (the "Second A&R Advisory Agreement"). The Second A&R Advisory Agreement, which superseded the Original A&R Advisory Agreement, took effect on July 20, 2015, the date on which the Company filed certain changes to the Company's Articles of Amendment and Restatement, which were approved by the Company's stockholders on June 23, 2015. The initial term of the Second A&R Advisory Agreement is 20 years beginning on April 29, 2015, and is automatically renewable for another 20-year term upon each 20-year anniversary unless terminated by the board of directors for cause.
Prior to January 16, 2016, the Advisor was paid an acquisition fee equal to 1.0% of the contract purchase price of each acquired property and 1.0% of the amount advanced for a loan or other investment. The Advisor also has been and may continue to be reimbursed for costs it incurs in providing investment-related services, or "insourced expenses." These insourced expenses may not exceed, 0.5% of the contract purchase price of each acquired property and 0.5% of the amount advanced for a loan or other investment. Additionally, the Company has paid and may continue to pay third party acquisition expenses. The aggregate amount of acquisition fees and financing coordination fees (as described below) may not exceed 1.5% of the contract purchase price and the amount advanced for a loan or other investment for all the assets acquired. As of December 31, 2015, aggregate acquisition fees and financing fees did not exceed the 1.5% threshold. Further, the total of all acquisition fees, acquisition expenses and any financing coordination fees payable may not exceed 4.5% of the Company's total portfolio contract purchase price or 4.5% of the amount advanced for the Company's total portfolio of loans or other investments. As of December 31, 2015, the total of all cumulative acquisition fees, acquisition expenses and financing coordination fees did not exceed the 4.5% threshold.
Additionally, prior to January 16, 2016, if the Advisor provided services in connection with the origination or refinancing of any debt that the Company obtained and used to acquire properties or to make other permitted investments, or that was assumed, directly or indirectly, in connection with the acquisition of properties, the Company paid the Advisor a financing coordination fee equal to 0.75% of the amount available and/or outstanding under such financing, subject to certain limitations.
The Second A&R Advisory Agreement terminated the acquisition fee and financing coordination fee (both as defined in the Second A&R Advisory Agreement) effective January 16, 2016.
Prior to April 15, 2015, in connection with asset management services provided by the Advisor, the Company issued to the Advisor an asset management subordinated participation by causing the OP to issue (subject to periodic approval by the board of directors) to the Advisor performance-based restricted, forfeitable partnership units of the OP designated as "Class B Units." The Class B Units are intended to be profit interests and will vest, and no longer be subject to forfeiture, at such time as: (a) the value of the OP's assets plus all distributions made equals or exceeds the total amount of capital contributed by investors plus a 6.0% cumulative, pretax, non-compounded annual return thereon (the "economic hurdle"); (b) any one of the following events occurs concurrently with or subsequently to the achievement of the economic hurdle described above: (i) a listing; (ii) a transaction to which the Company or the OP, is a party, as a result of which OP Units or the Company's common stock are exchanged for, or converted into, the right, or the holders of such securities are otherwise entitled, to receive cash, securities or other property or any combination thereof; or (iii) the termination of the advisory agreement without cause; and (c) the Advisor pursuant to the advisory agreement is providing services to the Company immediately prior to the occurrence of an event of the type described in clause (b) above, unless the failure to provide such services is attributable to the termination without cause of the advisory agreement by an affirmative vote of a majority of the Company's independent directors after the economic hurdle described above has been met. Unvested Class B Units will be forfeited immediately if: (x) the advisory agreement is terminated for any reason other than a termination without cause; or (y) the advisory agreement is terminated without cause by an affirmative vote of a majority of the board of directors before the economic hurdle described above has been met.
The Class B Units were issued to the Advisor quarterly in arrears pursuant to the terms of the limited partnership agreement of the OP. The number of Class B Units issued in any quarter was equal to the cost of the Company's assets multiplied by 0.1875%, divided by the value of one share of common stock as of the last day of such calendar quarter, which was initially equal to $22.50 (the initial offering price in the IPO minus selling commissions and dealer manager fees) and, as of the Initial NAV Pricing Date, to Estimated Per-Share NAV. On April 15, 2015, the Company's board of directors approved an amendment (the "Amendment") to the Original A&R Advisory Agreement, which, among other things, provided that, effective as of April 15, 2015 until July 20, 2015:

(i)
for any period commencing on or after April 1, 2015, the Company paid the Advisor or its assignees as compensation for services rendered in connection with the management of the Company’s assets an Asset Management Fee (as defined in the Original A&R Advisory Agreement) equal to 0.75% per annum of the Cost of Assets (as defined in the Original A&R Advisory Agreement);

(ii)	such Asset Management Fee was payable monthly in arrears in cash, in shares of common stock, or a combination of both, the form of payment determined in the sole discretion of the Advisor; and

(iii)	the Company will not cause the OP to issue any Class B Units in respect of periods subsequent to March 31, 2015.
As of December 31, 2015, in aggregate, the Company's board of directors had approved the issuance of 1,052,420 Class B Units to the Advisor in connection with the arrangement described above. As of December 31, 2015, the Company could not determine the probability of achieving the performance condition, as such, no expense was recognized in connection with this arrangement during the year ended December 31, 2015. The Advisor receives distributions on unvested Class B Units equal to the distribution amount received on the same number of shares of the Company's common stock. Such distributions on issued Class B Units are included in general and administrative expenses in the consolidated statements of operations and comprehensive (loss) income. As stated above, pursuant to the Amendment, the OP will not issue any further Class B Units. The changes made pursuant to the Amendment were incorporated into the Agreement of Limited Partnership of the OP (the "OP Agreement") through a Third Amendment to the OP Agreement, which was approved by the board of directors and entered into on April 29, 2015.
Effective July 20, 2015, the Second A&R Advisory Agreement, as amended, requires the Company to pay the Advisor a base management fee. The fixed portion of the base management fee, which is equal to $1.5 million per month, is payable on the first business day of each month, while the variable portion of the base management fee, which is equal to 0.375% of the cumulative net proceeds of any equity raised subsequent to the potential Listing, is payable quarterly in arrears.
In addition, the Second A&R Advisory Agreement requires the Company to pay the Advisor a variable management fee equal to (x) 15.0% of the applicable quarter's Core Earnings (as defined below) per share in excess of $0.375 per share plus (y) 10.0% of the applicable quarter's Core Earnings per share in excess of $0.50 per share, in each case as adjusted for changes in the number of shares of common stock outstanding. Core Earnings are defined as, for the applicable period, GAAP net income or loss excluding non-cash equity compensation expense, the variable management fee, acquisition and transaction related fees and expenses, financing related fees and expenses, depreciation and amortization, realized gains and losses on the sale of assets, any unrealized gains, losses or other non-cash items recorded in net loss for the period, regardless of whether such items are included in other comprehensive income or loss, or in net income, one-time events pursuant to changes in GAAP and certain non-cash charges, impairment losses on real estate related investments and other than temporary impairment of securities, amortization of deferred financing costs, amortization of tenant inducements, amortization of straight-line rent, amortization of market lease intangibles, provision for loss loans, and other non-recurring revenue and expenses. The Company did not incur a variable management fee during the year ended December 31, 2015.
In connection with providing strategic advisory services related to certain portfolio acquisitions, the Company entered into arrangements in which the investment banking division of the Former Dealer Manager received a transaction fee of 0.25% of the Transaction Value for certain portfolio acquisition transactions. Pursuant to such arrangements, "Transaction Value" was defined as (i) the value of the consideration paid or to be paid for all the equity securities or assets in connection with the sale transaction or acquisition transaction (including consideration payable with respect to convertible or exchangeable securities and option, warrants or other exercisable securities and including dividends or distributions and equity security repurchases made in anticipation of or in connection with the sale transaction or acquisition transaction), or the implied value for all the equity securities or assets of the Company or acquisition target, as applicable, if a partial sale or purchase is undertaken, plus (ii) the aggregate value of any debt, capital lease and preferred equity security obligations (whether consolidated, off-balance sheet or otherwise) of the Company or acquisition target, as applicable, outstanding at the closing of the sale transaction or acquisition transaction), plus (iii) the amount of any fees, expenses and promote paid by the buyer(s) on behalf of the Company or the acquisition target, as applicable. These transaction fees of $4.4 million were included in acquisition and transaction related expense on the consolidated statement for operations and comprehensive loss for the period from January 22, 2013 (date of inception) to December 31, 2013.
The Company reimburses the Advisor's costs of providing administrative services, but may not reimburse the Advisor for personnel costs in connection with services for which the Advisor receives acquisition fees, acquisition expenses or real estate commissions. During the year ended December 31, 2015, the Company incurred $1.2 million of reimbursement expenses from the Advisor for providing administrative services, which is included in general and administrative expense on the consolidated statement of operations and comprehensive loss for the year ended December 31, 2015. No reimbursement expenses were incurred from the Advisor for providing administrative services during the year ended December 31, 2014 or the period from January 22, 2013 (date of inception) to December 31, 2013.
In order to improve operating cash flows and the ability to pay distributions from operating cash flows, the Advisor may elect to forgive certain fees. Because the Advisor may forgive certain fees, cash flows from operations that would have been paid to the Advisor may be available to pay distributions to stockholders. The fees that are forgiven are not deferrals and, accordingly, will not be paid to the Advisor. In certain instances, to improve the Company's working capital, the Advisor may elect to absorb a portion of the Company's general and administrative costs or property operating costs. The advisor absorbed $0.1 million of general and administrative costs during the period from January 22, 2013 (date of inception) to December 31, 2013. No such fees were forgiven or costs were absorbed by the Advisor during the years ended December 31, 2015 and 2014.
The predecessor to the Sponsor is a party to a services agreement with RCS Advisory Services, LLC, a subsidiary of the parent company of the Former Dealer Manager ("RCS Advisory"), pursuant to which RCS Advisory and its affiliates provided the Company and certain other companies sponsored by the Sponsor with services (including, without limitation, transaction management, compliance, due diligence, event coordination and marketing services, among others) on a time and expenses incurred basis or at a flat rate based on services performed. The predecessor to the Sponsor instructed RCS Advisory to stop providing such services in November 2015 and no services have since been provided by RCS Advisory.
The Company is also party to a transfer agency agreement with American National Stock Transfer, LLC, a subsidiary of the parent company of the Former Dealer Manager ("ANST"), pursuant to which ANST provided the Company with transfer agency services (including broker and stockholder servicing, transaction processing, year-end IRS reporting and other services), and supervisory services overseeing the transfer agency services performed by a third-party transfer agent. The Sponsor received written notice from ANST on February 10, 2016 that it would wind down operations by the end of the month and would withdraw as the transfer agent effective February 29, 2016. On February 26, 2016, the Company entered into a definitive agreement with DST Systems, Inc., its previous provider of sub-transfer agency services, to  provide the Company directly with transfer agency services (including broker and stockholder servicing, transaction processing, year-end IRS reporting and other services).
The following table details amounts incurred, forgiven and payable to related parties in connection with the operations-related services described above as of and for the periods presented:

	Year Ended December 31,					Period from January 22, 2013 (date of inception) to December 31, 2013		Payable as of December 31,
	2015			2014
(In thousands)	Incurred		Forgiven	Incurred	Forgiven	Incurred	Forgiven	2015	2014
One-time fees and reimbursements:
Acquisition fees and related cost reimbursements	$1,330	(1)	$—	$10,578	$—	$13,126	$—	$—	$—
Financing coordination fees (2)	5,850		—	5,678	—	3,479	—	—	—
Transaction fees	—		—	—	—	4,423	—	—	—
Ongoing fees:
Asset management fees	13,009		—	—	—	—	—	—	—
Professional fees and other reimbursements (3)	4,020		—	2,364	—	—	—	541	753
Strategic advisory fees (3)	—		—	—	—	920	—	—	—
Distributions on Class B Units (3)	1,573		—	602	—	18	—	—	—
Total related party operation fees and reimbursements	$25,782		$—	$19,222	$—	$21,966	$—	$541	$753
_______________________________

(1)
Acquisition fees and expenses from related parties of $0.9 million have been recognized in acquisition and transaction related expense on the consolidated statement of operations and comprehensive loss for the year ended December 31, 2015. In addition, over the same period, the Company capitalized $0.4 million of acquisition expenses to the Company's consolidated balance sheet, which are being amortized over the life of each investment using the effective interest method. No acquisition expenses were capitalized during the year ended December 31, 2014 or period from January 22, 2013 (date of inception) to December 31, 2013.

(2)
These fees are initially capitalized to deferred costs, net on the consolidated balance sheets and subsequently amortized over the life of the respective instrument to interest expense on the consolidated statements of operations and comprehensive (loss) income.

(3)	These costs are included in general and administrative expense on the consolidated statements of operations and comprehensive (loss) income.
Fees Incurred in Connection with the Liquidation or Listing of the Company's Real Estate Assets
In connection with the Listing, the Company, as the general partner of the OP, would cause the OP to issue a note (the "Listing Note") to the Special Limited Partner to evidence the OP's obligation to distribute to the Special Limited Partner an aggregate amount (the "Listing Amount") equal to 15.0% of the difference (to the extent the result is a positive number) between:

•
the sum of (i) the "market value" (as defined in the Listing Note) of the Company's common stock plus (ii) the sum of all distributions or dividends (from any source) paid by the Company to its stockholders prior to the Listing; and

•
the sum of (i) the total raised in the Company's initial public offering ("IPO") and under the Company's distribution reinvestment plan ("DRIP") prior to the Listing ("Gross Proceeds") plus (ii) the total amount of cash that, if distributed to those stockholders who purchased shares of common stock in the IPO and under the DRIP, would have provided those stockholders a 6.0% cumulative, non-compounded, pre-tax annual return (based on a 365-day year) on the gross proceeds.

The "market value" used to calculate the Listing Amount will not be determinable until the end of a measurement period, the period of 30 consecutive trading days, commencing on the 180th day following the Listing, unless another liquidity event, such as a merger, occurs prior to the end of the measurement period. If another liquidity event occurs prior to the end of the measurement period, the Listing Note provides for appropriate adjustment to the calculation of the Listing Amount.
The Special Limited Partner will have the right to receive distributions of "Net Sales Proceeds," as defined in the Listing Note, until the Listing Note is paid in full; provided that, the Special Limited Partner has the right, but not the obligation, to convert the entire Special Limited Partner interest into OP Units. OP Units are convertible into shares of the Company's common stock in accordance with the terms governing conversion of OP Units into shares of common stock and contained in the Second Amended and Restated Agreement of Limited Partnership of the OP by the Company, as general partner of its OP, with the limited partners party thereto (the "Second A&R OP Agreement"), which will be entered into at Listing.
On April 29, 2015, the board of directors authorized the execution, in conjunction with the potential Listing, the Second A&R OP Agreement to conform more closely with agreements of limited partnership of other operating partnerships controlled by real estate investment trusts whose securities are publicly traded and listed, and to add long term incentive plan units ("LTIP Units") as a new class of units of limited partnership in the OP to the existing common units ("OP Units"). The Company may at any time cause the OP to issue LTIP Units pursuant to an outperformance agreement. On April 29, 2015, the board of directors approved the general terms of a Multi-Year Outperformance Agreement to be entered into with the Company, the OP and the Advisor in connection with the Listing.
In May 2014, the Company entered into a transaction management agreement with RCS Advisory Services, LLC, an entity under common control with the Former Dealer Manager, to provide strategic alternatives transaction management services through the occurrence of a liquidity event and a-la-carte services thereafter. The Company agreed to pay and has paid $3.0 million pursuant to this agreement. During the year ended December 31, 2014, the Company incurred expenses for services provided pursuant to this agreement of said $3.0 million, which is included in acquisition and transaction related expense on the consolidated statements of operations and comprehensive (loss) income. No such fees were incurred during the year ended December 31, 2015 or the period from January 22, 2013 (date of inception) to December 31, 2013.
In May 2014, the Company entered into an information agent and advisory services agreement with the Former Dealer Manager and American National Stock Transfer, LLC, an entity under common control with the Former Dealer Manager, to provide in connection with a liquidity event, advisory services, educational services to external and internal wholesalers, communication support as well as proxy, tender offer or redemption and solicitation services. The Company agreed to pay and has paid $1.9 million in the aggregate pursuant to this agreement. During the years ended December 31, 2015 and 2014, the Company incurred expenses for services provided pursuant to this agreement of $0.7 million and $1.2 million, respectively, which is included in acquisition and transaction related expense on the consolidated statements of operations and comprehensive (loss) income. No such fees were incurred during the period from January 22, 2013 (date of inception) to December 31, 2013.
The investment banking and capital markets division of the Former Dealer Manager provided the Company with strategic and financial advice and assistance in connection with (i) a possible sale transaction involving the Company (ii) the possible listing of the Company's securities on a national securities exchange, and (iii) a possible acquisition transaction involving the Company. The Former Dealer Manager would receive a listing advisory fee equal to the greatest of (i) an amount equal to 0.25% of Transaction Value (as defined above), (ii) $1.0 million and (iii) the highest fee payable to any co-bookrunner (or comparable person) in connection with the listing. If one of the above events does not occur, the Former Dealer Manager would receive a base advisory services fee of $1.0 million on the earlier of (a) the date the Former Dealer Manager resigns or is terminated for cause and (b) 18 months from the date of any other termination of this agreement by the Company. During the year ended December 31, 2014, the Company incurred expenses for services provided pursuant to this agreement of $1.0 million, which is included in acquisition and transaction related expense on the consolidated statements of operations and comprehensive income for the year ended December 31, 2014. No such fees were incurred during the year ended December 31, 2015 or the period from January 22, 2013 (date of inception) to December 31, 2013.
The Company will pay the Advisor a brokerage commission on the sale of property, not to exceed the lesser of 2.0% of the contract sale price of the property and one-half of the total brokerage commission paid, if a third party broker is also involved; provided, however, that in no event may the real estate commissions paid to the Advisor, its affiliates and unaffiliated third parties exceed the lesser of 6.0% of the contract sales price and a reasonable, customary and competitive real estate commission, in each case, payable to the Advisor if the Advisor or its affiliates, as determined by a majority of the independent directors, provided a substantial amount of services in connection with the sale. No such fees were incurred during the years ended December 31, 2015 and 2014 or the period from January 22, 2013 (date of inception) to December 31, 2013.